Financial Instruments - Summary of Contractually Fixed and Variable Pay-offs for Settlement, Repayments and Interest Resulting from Recognized Financial Liabilities (Detail) $ in Millions	Dec. 31, 2025 MXN ($)
2026
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	$ (914)
2026 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	2,934
2026 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	5,010
2027
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	(1,038)
2027 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	8,497
2027 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2028
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	897
2028 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	9,959
2028 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2029
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	0
2029 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	5,494
2029 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2030
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	0
2030 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	18,576
2030 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2031 and thereafter
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	(1,213)
2031 and thereafter | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	29,308
2031 and thereafter | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	$ 0